Document and Entity Information	Apr. 29, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Central Index Key	0001091748
Entity Emerging Growth Company	false
Entity File Number	001-15259
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	110 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	(441)
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Senior Notes [Member]
Document Information [Line Items]
Security 12b Title	Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042
Trading Symbol	ARGD
Security Exchange Name	NYSE